Pension And Other Postretirement Benefits (Weighted Average Assumptions) (Details) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Benefit Obligation [Member]
Benefit Obligation [Abstract]
Discount rate	4.50%	4.50%	5.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	3.50%	3.50%
Pension Cost [Abstract]
Expected return on plan assets	8.00%	8.00%	8.00%
Pension Cost [Member]
Benefit Obligation [Abstract]
Expected return on plan assets	8.00%	8.00%	8.00%
Pension Cost [Abstract]
Discount rate	4.50%	5.00%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	3.50%	4.00%